Fair value option (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value
The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31, 2016	Dec. 31, 2015
(in millions)
Assets of consolidated investment management funds:
Trading assets	$979	$1,228
Other assets	252	173
Total assets of consolidated investment management funds	$1,231	$1,401
Liabilities of consolidated investment management funds:
Trading liabilities	$282	$229
Other liabilities	33	17
Total liabilities of consolidated investment management funds	$315	$246

Changes in Fair Value of the Loans and Long-Term Debt and the Location of the Changes
The following table presents the changes in fair value of the loans and long-term debt and the location of the changes in the consolidated income statement.

Impact of changes in fair value in the income statement (a)
	Year ended Dec. 31,
(in millions)	2016	2015	2014
Loans:
Investment and other income	$12	$3	$—
Long-term debt:
Foreign exchange and other trading revenue (losses)	$(4)	$(12)	$(26)

(a)	The changes in fair value of the loans and long-term debt are approximately offset by economic hedges included in foreign exchange and other trading revenue.